UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

WENDY SIMS

BMC FUND, INC.

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2020

BMC FUND, INC.

TABLE OF CONTENTS

PageNo.

Letter to Shareholders	1

Graphic Presentation of Portfolio Holdings and Sector Diversification	2

Schedule of Investments	3

Schedule of Open Written Option Contracts	15

Statement of Assets and Liabilities	16

Statement of Operations	17

Statements of Changes In Net Assets	18

Financial Highlights	19

Notes to Financial Statements	20

Directors and Officers	28

Additional Information	32

BMC FUND, INC.

LETTER TO SHAREHOLDERS

Six Months Ended April 30, 2020 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2020, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. (the “Fund”) became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2020, the Fund paid the following dividends per share:

December 10, 2019 to shareholders of record November 25, 2019	$.25
March 10, 2020 to shareholders of record February 25, 2020	.25

Total	$.50

The attached Schedule of Investments is a listing of the entire Fund’s diversified securities at April 30, 2020, with a total market value of $95,124,242.

M. Hunt Broyhill

Chairman and President

BMC FUND, INC.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Six Months Ended April 30, 2020 (Unaudited)

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
WALT DISNEY CO		1.800%	6/5/2020	1,000,000	998,898	1,000,877
DISH DBS CORP		5.875%	7/15/2022	100,000	102,173	96,184
BRINKER INTL INC		3.875%	5/15/2023	100,000	99,008	75,250
INGLES MKTS INC		5.750%	6/15/2023	200,000	156,442	156,000
DAVITA INC		5.125%	7/15/2024	200,000	200,206	203,000
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	147,000
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,756	85,000
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,701	454,150
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	380,000
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,380	203,845
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	198,808	174,062
JP MORGAN CHASE CAP XXIII	[5]	3.700%	5/15/2077	250,000	232,747	193,411
BUCKEYE PARTNERS LP		6.375%	1/22/2078	450,000	336,781	279,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,617,850	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	531,024	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,347,013	-
				10,661,000	7,369,787	3,447,779	3.62%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	87,035	95,232
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	1,000,096	1,129,152
				1,300,000	1,087,131	1,224,384	1.29%

TOTAL INVESTMENTS IN FIXED INCOME				$11,961,000	$8,456,918	$4,672,163	4.91%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2020

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOATING RATE	1,509.00	19,596	16,297
DOUBLELINE TOTAL RETURN BOND I	129,763.65	1,439,365	1,366,411
INVESCO TAXABLE MUNICIPAL BOND ETF	5,000.00	131,563	158,000
ISHARES SHORT-TERM CORPORATE BOND ETF	10,000.00	488,055	536,700
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,437,734
TOTAL BOND MUTUAL FUNDS		3,578,579	3,515,142	3.70%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Diversified Emerging Markets
PZENA EMERGING MARKETS	47,531.27	500,000	366,466
VANGUARD TRUSTEES EMERGING MKT	22,255.64	500,000	401,492
		1,000,000	767,958	0.81%

TOTAL INTERNATIONAL EQUITIES		1,000,000	767,958	0.81%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	531,595	0.56%

Industrials
VANGUARD WORLD FDS INDUS INDEX ADM	4,695.57	300,000	291,266	0.31%

Large Cap Blend
COOK & BYNUM FUND	65,145.23	1,000,000	697,054
PRIMECAP ODYSSEY FUNDS ODYSSEY STK FD	18,525.38	500,000	520,748
		1,500,000	1,217,802	1.28%

Large Cap Growth
PARNASSUS FD EQUITY INCOME	12,603.98	500,000	541,215	0.57%

Mid Cap Blend
AKRE FOCUS FUND INSTL	5,590.87	128,758	251,198	0.26%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2020

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,423,478	1.50%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	332,752
SPDR GOLD SHARES	[3]	5,000.00	486,825	794,000
VANECK VECTORS GOLD MINERS		13,432.00	347,289	433,316
			1,234,107	1,560,068	1.64%

Utilities
UTILITIES SELECT SECTOR SPDR		11,000.00	357,288	629,860
			357,288	629,860	0.66%

TOTAL SPECIALTY FUNDS			5,968,348	6,446,482	6.78%

TOTAL STOCK MUTUAL FUNDS			6,968,348	7,214,440	7.58%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$10,546,927	$10,729,582	11.28%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2020

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL B	2, 3	3,000,000	6,760,340
GRAHAM INSTITUTIONAL PARTNERS LP	2, 3	2,365,123	2,813,814
GREENLIGHT MASTERS QUALIFIED LP	2, 3	2,500,000	3,463,446
INFINITY PREMIER FUND, LP	2, 3	3,500,000	4,162,795
LITESPEED PARTNERS, LP	2, 3	664,400	1,134,086
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	2, 3	-	21,345
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	2, 3	3,496,363	3,594,001
OAKTREE ENHANCED INCOME FUND II, LP	2, 3	5,290	54,225
OLD WELL EMERGING MARKETS FUND	2, 3	1,000,000	860,306
PRIVET FUND LP	2, 3	1,000,000	1,152,840
SEGRA RESOURCE ONSHORE PARTNERS, LP	2, 3	250,000	225,520
STARK INVESTMENTS LP	2, 3	22,609	60,186
TRIARII CAPITAL PARTNERS LP	2, 3	1,000,000	751,367
VIRGO SOCIETAS III (ONSHORE) LP	2, 3	1,152,026	1,710,159
WALNUT INVESTMENT PARTNERS	2, 3	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	2, 3	1,300,000	1,262,116
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	2, 3	50,000	42,890
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	2, 3	50,000	41,730
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	2, 3	50,000	42,002
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	2, 3	50,000	41,773
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A45	2, 3	250,000	218,526
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	2, 3	250,000	225,420
TOTAL LIMITED PARTNERSHIPS		22,191,378	28,638,887	30.11%

TOTAL OTHER INVESTMENTS		$22,191,378	$28,638,887	30.11%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2020

						Percent
Sectors and	Shares	Company			Market	of Net
Industries	Held	Name		Cost	Value	Assets

COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	6,000.00	AT&T CORP COM		173,671	182,820
	4,500.00	BCE INC COM		191,785	181,980
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	38,260
	10,000.00	TELEFONICA BRASIL S.A.		144,120	84,000
	6,691.00	TELEFONICA S A SPONSORED ADR		110,735	30,511
	6,500.00	VODAFONE GROUP		169,802	91,910
				818,017	609,481	0.64%

Media and Entertainment	1,151.00	ALPHABET INC CAP STK CL C		705,823	1,552,308
	350.00	BAIDU INC SPON ADR REP A		61,300	35,325
	2,500.00	FACEBOOK INC CL A		418,326	511,775
				1,185,449	2,099,408	2.21%

TOTAL COMMUNICATION SERVICES				2,003,466	2,708,889	2.85%

CONSUMER DISCRETIONARY
Consumer Services	246.00	BOOKING HOLDINGS INC COM		340,610	364,220
				340,610	364,220	0.38%

Hotels, Restaurants & Leisure	8,500.00	STARBUCKS CORPORATION		488,909	652,205
				488,909	652,205	0.69%

Media & Entertainment	5,000.00	THE WALT DISNEY COMPANY		565,816	540,750
				565,816	540,750	0.57%

Specialty Retail	2,500.00	FIVE BELOW INC COM		135,918	225,400
	12,500.00	IAA, INC.		-	482,500
	500.00	ULTA BEAUTY INC COM		64,330	108,960
				200,248	816,860	0.86%
TOTAL CONSUMER DISCRETIONARY				1,595,583	2,374,035	2.50%

CONSUMER STAPLES

Discount Stores	2,500.00	DOLLAR GEN CORP COM		176,765	438,250
	10,000.00	DOLLAR TREE INC COM	3	786,251	796,700
				963,016	1,234,950	1.30%

Food & Staples Retailing	2,500.00	KROGER CO COM		78,875	79,025
	10,000.00	SYSCO CORP COM		447,538	562,700
	500.00	WAL-MART STORES INC COM		58,775	60,775
				585,188	702,500	0.74%

Food, Beverage & Tobacco	45,000.00	ALTRIA GROUP INC COM		1,924,824	1,766,250
	150,000.00	AMBEV SA SPONSORED ADR		323,510	322,500
	16,000.00	ANHEUSER-BUSCH INBEV SA/NV		1,089,597	744,320
	1,500.00	CONSTELLATION BRANDS CL A		136,079	247,035
	500.00	GENERAL MILLS INC COM		20,240	29,945
	5,000.00	PHILIP MORRIS INTL COM		300,828	373,000
				3,795,078	3,483,050	3.66%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2020

					Percent
Sectors and	Shares	Company		Market	of Net
Industries	Held	Name	Cost	Value	Assets

COMMON STOCKS:

Household & Personal Products	1,500.00	KIMBERLY CLARK CORP COM	200,993	207,720
	275.00	PROCTER & GAMBLE CO COM	18,418	32,414
			219,411	240,134	0.25%

TOTAL CONSUMER STAPLES			5,562,693	5,660,634	5.95%
ENERGY
Energy	12,500.00	BP PLC SPONSORED ADR	351,626	297,500
	2,800.00	CHEVRON CORP	296,043	257,600
	9,904.00	EXXON MOBIL CORP COM	510,245	460,239
	5,800.00	OCCIDENTAL PETROLEUM COM	423,410	96,280
	5,000.00	PHILLIPS 66 COM	534,807	365,850
	3,000.00	ROYAL DUTCH SHELL ADR A	195,460	99,390
	2,000.00	ROYAL DUTCH SHELL ADR B	91,109	63,940
	3,000.00	SUNCOR ENERGY INC COM	95,203	53,550
	9,000.00	SUNOCO INC COM	215,850	223,380
	8,000.00	VALERO ENERGY CORP COM STK	586,371	506,800
			3,300,124	2,424,529	2.55%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	22,365	0.02%
Pipelines	3,500.00	CNX MIDSTREAM PARTNERS COM	50,120	26,425
	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	68,635
	11,999.00	ENBRIDGE INC	390,852	368,129
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	107,520
	10,000.00	ENTERPRISE PRODUCTS PARTNERS LP	289,870	175,600
	2,000.00	GASLOG PARTNERS LP UNIT LT	49,779	12,040
	8,000.00	GOLAR LNG PARTNERS LP	140,814	23,280
	5,000.00	GREEN PLAINS PARTNERS COM	102,799	26,650
	3,000.00	HOLLY ENERGY PARTNERS	86,820	28,360
	2,000.00	KNOT OFFSHORE PARTNERS COM	41,752	82,260
	2,000.00	MAGELLAN MIDSTREAM PARTNERS, LP	120,307	44,190
	3,500.00	MPLX LP COM UNIT REP LTD	110,582	63,350
	7,500.00	USA COMPRESSION PARTNERS COM	125,969	60,075
			1,847,713	1,086,514	1.14%

TOTAL ENERGY			5,212,650	3,533,408	3.71%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2020

						Percent
Sectors and	Shares	Company			Market	of Net
Industries	Held	Name		Cost	Value	Assets

COMMON STOCKS:
FINANCIALS

Banks	5,000.00	BANK OF AMERICA CORP COM		96,603	120,250
	3,000.00	PACWEST BANCORP DEL COM		148,845	60,720
	7,500.00	TRUIST FINANCIAL CORP COM		303,297	279,900
				548,745	460,870	0.48%

Diversified Financials	3,500.00	ALLIANCE BERNSTEIN HLDG UN		76,525	81,970
	2,500.00	ANNALY CAP MGMT INC COM		41,062	15,625
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	21,225
	3,500.00	BERKSHIRE HATHAWAY INC CL B	3	387,074	655,760
	23,000.00	BLACKSTONE GROUP LP COM		710,384	1,201,520
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	305,890
	4,500.00	CAPITAL ONE FINL CORP COM		368,312	291,420
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	323,235
	8,000.00	CARLYLE GROUP LP COM		194,150	187,520
	800.00	CME GROUP		129,728	142,568
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,434	100,450
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	153,900
	1,000.00	INTERNCONTINENTAL EXCHANGE COM		74,845	89,450
	500.00	MORGAN STANLEY COM NEW		20,928	19,715
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	10,900
	12,700.00	STARWOOD PPTY TR INC COM		280,188	164,338
				4,499,104	3,765,486	3.96%

Insurance	1,500.00	AON PLC SHS CL A		121,687	259,005
	5,000.00	OLD REP INTL CORP COM		84,276	79,750
	2,500.00	TRAVELERS COMPANIES COM		203,356	253,025
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	157,450
				558,134	749,230	0.79%

TOTAL FINANCIALS				5,605,983	4,975,586	5.23%

HEALTH CARE
Health Care Equipment & Services	3,000.00	DAVITA HEALTHCARE PART COM	3	196,152	237,030
	5,000.00	HOLOGIC INC COM	3	216,378	250,500
	4,550.00	LABORATORY CORP AMER HLDGS	3	511,426	748,248
	5,500.00	MCKESSON CORP COM		718,504	776,875
	4,000.00	QUEST DIAGNOSTICS INC COM		284,804	440,440
	600.00	STRYKER CORP		112,156	111,858
				2,039,420	2,564,951	2.70%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Pharmaceuticals & Biotechnology	2,500.00	ABBVIE INC		229,812	205,500
	38.00	AMGEN INC COM		5,707	9,090
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	522,800
	30,000.00	BAYER A G SPONSORED ADR		504,750	493,500
	2,592.00	ELI LILLY & CO COM		114,185	400,827
	500.00	IQVIA HOLDINGS INC COM		49,545	71,295
	500.00	MERCK & CO INC COM		26,583	39,670
	500.00	PFIZER INC COM		12,068	19,180
	1,000.00	SEATTLE GENETICS INC COM		49,131	137,230
				1,227,312	1,899,092	2.00%

TOTAL HEALTH CARE				3,266,732	4,464,043	4.69%

INDUSTRIALS
Capital Goods	1,500.00	3M COMPANY		222,931	227,880
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	75,040
	500.00	CATERPILLAR INC DEL COM		57,614	58,190
				381,340	361,110	0.38%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	50,010
				17,412	50,010	0.05%

Transportation	6,000.00	FORTRESS TRANS INFRST COM		95,790	70,560
	5,000.00	USD PARTNERS LP COM UT REP		56,643	16,050
				152,433	86,610	0.09%

Transportation Infrastructure	2,500.00	GRUPO AEROPORTUARIO DE SPO		65,271	72,600
	1,000.00	GRUPO AEROPUERTO DEL P SPO		56,092	62,000
				121,363	134,600	0.14%

TOTAL INDUSTRIALS				672,548	632,330	0.66%

INFORMATION TECHNOLOGY

Hardware & Equipment	8,200.00	CISCO SYSTEMS INC		208,321	347,516
	13,500.00	CORNING INC COM		319,834	297,135
				528,155	644,651	0.68%

Software & Services	1,500.00	CITRIX SYS INC COM		164,057	217,515
	2,250.00	MICROSOFT CORP COM		147,947	403,223
	4,000.00	ORACLE CORP COM		110,847	211,880
				422,851	832,618	0.88%

Technology Hardware & Equipment	3,500.00	APPLE INC COM		451,101	1,028,300
	7,500.00	COMMSCOPE HLDG CO INC COM	[3]	200,567	82,575
	3,000.00	INTEL CORP COM		123,880	179,940
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	149,850
				897,011	1,440,665	1.51%

TOTAL INFORMATION TECHNOLOGY				1,848,017	2,917,934	3.07%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2020

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:
MATERIALS	5,000.00	CHEMOURS CO COM	51,370	58,650
	2,026.00	DOW CHEM CO COM	74,429	74,334
	526.00	DU PONT E I DE NEMOURS COM	48,574	24,732
	500.00	ECOLAB INC COM	52,645	96,750
	2,400.00	F M C CORP COM	192,996	220,560
TOTAL MATERIALS			420,014	475,026	0.50%
REAL ESTATE
Real Estate	4,500.00	BROADMARK RLTY CAP INC COM	50,675	36,855
	5,000.00	CARETRUST REIT INC COM	68,082	82,400
	3,000.00	CYRUSONE INC COM	195,359	210,450
	2,000.00	DIGITAL RLTY TR INC COM	221,501	298,980
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	322,920
	3,500.00	GEO GROUP INC COM	83,062	44,380
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	279,900
	6,500.00	IRON MTN INC NEW COM	209,420	157,170
	3,000.00	JERNIGAN CAP INC COM	58,819	39,600
	4,000.00	LTC PPTYS TR INC COM R	159,295	142,400
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	257,100
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	58,300
	6,000.00	PHYSICIANS RLTY TR COM	112,435	92,520
	6,500.00	TANGER FACTORY OUTLET COM	135,110	48,880
	3,000.00	VENTAS INC COM	195,931	97,050
	500.00	W P CAREY & CO LLC COM	31,927	32,890
TOTAL REAL ESTATE			2,134,983	2,201,795	2.31%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	39,685
	1,500.00	BROOKFIELD INFRASTRUCTURE	67,167	58,785
	6,500.00	DOMINION RES INC VA COM	330,756	501,345
	4,387.00	DUKE ENERGY CORP COM	334,123	371,404
	1,000.00	ENTERGY CORP NEW COM	69,388	95,510
	5,000.00	SOUTHERN CO COM	209,871	283,650
	2,256.00	WEC ENERGY GROUP INC COM	89,900	204,281
TOTAL UTILITIES			1,120,364	1,554,660	1.63%

RIGHTS ATTACHED TO COMMON STOCKS
	3,847.00	GOLUB CAPITAL BDC INC COM	-	2,475
			-	2,475	0.00%
TOTAL INVESTMENTS IN COMMON STOCKS			$29,443,033	$31,500,815	33.12%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2020

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
CORNING INC CALL OPTION, $19 EXP 11/20/20	[3]	20.00	$5,550	$8,300
INVESCO QQQ CALL OPTION, $185 EXP 7/17/20	[3]	30.00	$42,835	$110,490
INVESCO QQQ CALL OPTION, $190 EXP 12/18/20	[3]	40.00	$69,168	$156,840
SPDR S&P500 CALL OPTION, $250 EXP 10/16/20	[3]	25.00	$65,871	$124,450
			183,424	400,080	0.42%
PUT OPTIONS:
CORNING INC PUT OPTION, $14 EXP 11/20/20	[3]	25.00	$4,109	$2,325
INVESCO QQQ PUT OPTION, $190 EXP 9/18/20	[3]	50.00	$68,077	$42,500
INVESCO QQQ PUT OPTION, $200 EXP 6/19/20	[3]	30.00	$12,166	$14,700
			84,352	59,525	0.06%

TOTAL INVESTMENTS IN OPTIONS			$267,776	$459,605	0.48%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2020

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	[4,5]	5.630%	N/A	200,000.00	$179,500	$173,302
BANK OF AMERICA CORP FLOATING RATE	[4,5]	6.300%	N/A	150,000.00	159,750	162,000
CITIGROUP INC FIXED-FLOATING	[4,5]	5.950%	N/A	250,000.00	247,347	230,350
COMPASS DIVERSIFIED HOLDINGS PFD	[4,5]	7.250%	N/A	7,500.00	174,029	168,750
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	210,330
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.100%	N/A	250,000.00	250,000	176,875
GENERAL MOTORS FINANCIAL CO INC-FLOATING	[4,5]	5.750%	N/A	100,000.00	91,000	79,530
GOLDMAN SACHS CAP II FIXED-FLOATING	[4,5]	4.000%	N/A	250,000.00	229,997	204,564
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	130,875
JP MORGAN CHASE & CO PFD	[4,5]	4.625%	N/A	150,000.00	148,409	137,530
MELLON CAP IV PFD CAP FIXED-FLOATING	[4,5]	6.244%	N/A	350,000.00	315,746	315,000
NEW YORK MTG TR INC PFD	[4]	7.750%	N/A	2,000.00	49,337	36,900
PNC FINANCIAL SERVICES GROUP INC-FLOATING	[4,5]	4.850%	N/A	250,000.00	257,440	230,000
SUNTRUST BANKS INC-FLOATING	[4,5]	5.050%	N/A	250,000.00	258,750	234,923
WACHOVIA CAP TRUST III FIXED-FLOATING	[4,5]	5.569%	N/A	1,450,000.00	1,437,500	1,440,401

TOTAL INVESTMENTS IN PREFERRED STOCKS					$4,156,918	$3,931,330	4.13%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
April 30, 2020

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$12,108,177	$12,108,177	12.73%

TOTAL INVESTMENTS - MARKET VALUE			92,040,559	96.76%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			3,083,683	3.24%

TOTAL NET ASSETS			$95,124,242	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

4Perpetual security. Maturity date is not applicable

5Variable rate security. The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2020

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
3M CO CALL OPTION, $180 EXP 6/19/20	3	(15.00)	(3,703)	(390)
CHEMOURS CO CALL OPTION, $14 EXP 7/17/20	3	(30.00)	(2,954)	(1,950)
CHEMOURS CO CALL OPTION, $15 EXP 10/16/20	3	(20.00)	(2,489)	(2,200)
CISCO SYSTEMS CALL OPTION, $45 EXP 7/17/20	3	(15.00)	(1,582)	(2,145)
CORNING INC CALL OPTION, $25 EXP 11/20/20	3	(40.00)	(3,990)	(5,440)
DAVITA INC CALL OPTION, $87.50 EXP 7/17/20	3	(5.00)	(1,742)	(1,120)
ENBRIDGE INC CALL OPTION, $35 EXP 11/20/20	3	(30.00)	(3,854)	(4,950)
KIMBERLY CLARK CALL OPTION, $150 EXP 7/17/20	3	(15.00)	(4,447)	(3,600)
KROGER CO CALL OPTION, $35 EXP 7/17/20	3	(15.00)	(6,287)	(2,075)
SUNCOR ENERGY CALL OPTION, $35 EXP 6/19/20	3	(30.00)	(2,354)	(60)
TRUIST FINANCIAL CO CALL OPTION, $45 EXP 6/19/20	3	(25.00)	(1,604)	(100)
VALERO ENERGY CALL OPTION, $70 EXP 9/18/20	3	(10.00)	(3,085)	(5,000)
VALERO ENERGY CALL OPTION, $90 EXP 6/19/20	3	(10.00)	(10,885)	(120)
VANECK VECTORS CALL OPTION, $31 EXP 6/19/20	3	(13.00)	(2,047)	(4,030)
VANECK VECTORS CALL OPTION, $32 EXP 8/21/20	3	(13.00)	(2,229)	(5,499)
WAL-MART STORE CALL OPTION, $135 EXP 9/18/20	3	(5.00)	(1,492)	(2,170)
TOTAL CALL OPTIONS - LIABILITIES			(54,744)	(40,849)	-0.04%

PUT OPTIONS:
ALIBABA GROUP PUT OPTION, $170 EXP 7/17/20	3	(5.00)	(3,442)	(1,700)
APPLE INC PUT OPTION, $225 EXP 7/17/20	3	(25.00)	(31,086)	(5,350)
APPLE INC PUT OPTION, $250 EXP 6/19/20	3	(20.00)	(22,169)	(6,800)
BERKSHIRE HATHAWAY PUT OPTION, $180 EXP 8/21/20	3	(20.00)	(14,969)	(17,300)
BOEING COMPANY PUT OPTION, $80 EXP 12/18/20	3	(25.00)	(34,461)	(17,250)
BOEING COMPANY PUT OPTION, $90 EXP 12/18/20	3	(50.00)	(108,371)	(46,750)
CATERPILLAR PUT OPTION, $90 EXP 8/21/20	3	(20.00)	(10,469)	(5,720)
CORNING INC PUT OPTION, $14 EXP 11/20/20	3	(20.00)	(2,589)	(660)
DISNEY WALT CO PUT OPTION, $70 EXP 10/16/20	3	(20.00)	(14,654)	(3,100)
DUKE ENERGY CO PUT OPTION, $90 EXP 6/19/20	3	(20.00)	(11,369)	(14,800)
INVESCO QQQ TR PUT OPTION, $150 EXP 12/18/20	3	(40.00)	(35,538)	(17,480)
INVESCO QQQ TR PUT OPTION, $165 EXP 9/18/20	3	(50.00)	(35,022)	(20,700)
KOHLS CORP PUT OPTION, $40 EXP 6/19/20	3	(125.00)	(26,057)	(243,750)
MERCK & CO INC PUT OPTION, $85 EXP 5/15/20	3	(10.00)	(1,535)	(5,600)
MORGAN STANLEY PUT OPTION, $35 EXP 6/19/20	3	(50.00)	(10,073)	(6,700)
SPDR S&P500 QT PUT OPTION, $205 EXP 10/16/20	3	(40.00)	(91,529)	(18,400)
TOTAL CALL AND PUT OPTIONS - LIABILITIES			(453,333)	(432,060)	-0.45%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(508,077)	$(472,909)	0.50

BMC FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2020

ASSETS AT MARKET VALUE:
Investment securities (cost - $87,171,127)	$92,040,559
Cash	3,421,963
Receivables, accrued interest and dividends	138,247
Other assets	47,547

Total assets	95,648,316

LIABILITIES:
Call and put options written, at fair value (premiums received $508,077)	472,909
Accounts payable and accrued expenses	2,854
Payable to custodian	3,751
Accounts payable to affiliates	44,560

Total liabilities	524,074

NET ASSETS AT APRIL 30, 2020 - EQUIVALENT TO $19.28 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$95,124,242

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares;
outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	61,579,832
Undistributed net investment income	320,485
Realized gain/(loss) on investments sold and foreign currency transactions	(1,514,794)
Undistributed nontaxable gain	5,194,714
Net unrealized appreciation of investments and call and put options written	4,904,600

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$95,151,242

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OPERATION (Unaudited)
Six Months Ended April 30, 2020

INVESTMENT INCOME:
Income:
Interest - fixed income	$263,536
Dividend income (net of $8,636 foreign tax)	1,017,188

Total income	1,280,724

Expenses:
Legal and professional fees	56,253
Directors' fees (Note 7)	33,500
Investment expense	35,293
Salaries and related expenses	342,940
Property and liability insurance	23,984
Depreciation expense	1,119
Rent	14,730
Office expense and supplies	23,787
Dues and subscriptions	14,257
Travel and entertainment	4,545

Total expenses	550,408

Investment income, net	730,316

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain(loss) from investments sold and foreign currency transactions	(1,808,043)
Realized gain from expiration or closing of options contracts written	266,249
Change in unrealized appreciation of investments and call and put options for the year	(5,992,446)

Net gain(loss) on investments	(7,534,240)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,803,924)

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2020 and 2019

	2020	2019

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$730,316	$751,237
Net realized gains (losses) from investment securities sold, options and foreign currency transactions	(1,541,794)	760,946
Change in unrealized appreciation of investments and call and put options written for the year	(5,992,446)	90,935

Net increase in net assets resulting from operations	(6,803,924)	1,603,118

Distributions to shareholders from:
Net realized gains on investment securities, options and foreign currency transactions	(222,989)	(683,797)
Net investment income	(790,450)	(942,518)
Retained earnings prior to becoming an investment company	(1,453,202)	(840,325)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,270,565)	(863,522)

NET ASSETS AT BEGINNING OF PERIOD	104,394,807	105,657,261

NET ASSETS AT END OF PERIOD (Including
undistributed net investment income:
(2020 - $320,485, 2019 - $362,130)	$95,124,242	$104,793,739

See accompanying notes to financial statements.

BMC FUND, INC.

FINANCIAL HIGHLIGHTS

Six months end April 30, 2020 Years Ended October 31, 2019, 2018, 2017, 2016, 2015, 2014, 2013, 2012 and 2011

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for six months end April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016, 2015, 2014, 2013, 2012 and 2011. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months
	Ended
	April 30,
PER SHARE OPERATING	2020
PERFORMANCE	(Unaudited)	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$22.11	$21.41
Net investment income	0.15	0.34	0.27	0.27	0.22	0.35	0.42	0.46	0.35	0.49
Net gains (losses) on investments	(1.53)	1.05	0.08	1.32	0.39	(0.73)	0.63	0.60	1.18	0.21
Total from investment operations	(1.38)	1.39	0.35	1.59	0.61	(0.38)	1.05	1.06	1.53	0.70
Less distributions:
Dividends from net investment income	0.16%	0.33	0.32	0.20	0.23	0.36	0.44	0.47	0.56	0.27
Distributions from capital gains	0.05	0.08	0.37	0.35	-	0.44	0.42	0.33	0.48	0.53
Distributions from retained earnings	0.29	0.59	0.31	0.45	0.77	0.22	0.14	0.27	0.02	0.20
Total distributions	0.50	1.00	1.00	1.00	1.00	1.02	1.00	1.07	1.06	1.00
Net asset value, end of period	$19.28	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$21.11
Per share market value, end of period	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.45
TOTAL INVESTMENT RETURN[2]	(7.66)%	7.74%	1.95%	8.83%	3.39%	(2.11)%	5.83%	5.89%	8.50%	3.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$95,124	$104,397	$102,458	$105,657	$102,751	$104,684	$111,568	$111,358	$111,379	$109,069
Ratio of expenses to average net assets[3]	0.54%	061. %	01. %	031. %	071. %	980.	970. %	950. %	01. %	970. %
Ratio of net investment income to
average net assets[3]	0.72%	1.64%	1.28%	1.26%	1.06%	1.59%	1.83%	2.04%	1.57%	2.15%
Portfolio turnover rate	12.95%	12.94%	14.18%	24.07%	15.09%	17.10%	22.02%	33.12%	32.90%	60.41%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2020 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.     Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Fund’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.      Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Fund evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C.      Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the six months ended April 30, 2020, the Fund purchased and sold securities in the amount of $12,765,292 and $12,610,123 (excluding short-term investments and options), respectively.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.      Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.       Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

The Fund did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2016 and thereafter are subject to possible future examinations by tax authorities.

F.      Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.      Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.      Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.       Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$4,672,163	$-	$-	$4,672,163
Bond Mutual Funds	3,515,142	-	-	3,515,142
Stock Mutual Funds	7,214,440	-	-	7,214,440
Common Stocks – Publicly Traded	31,960,420	-	-	31,960,420
Preferred Stocks – Publicly Traded	3,931,330	-	-	3,931,330
Cash and Cash Equivalents	12,108,177	-	-	12,108,177
Limited Partnerships – Measured at NAV (2)	-	-	-	28,638,887
Total Investments	$63,401,672	$-	$-	$92,040,559

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(40,849)	$-	$-	$(40,849)
Put Options	(432,060)	-	-	(432,060)
Total Investments	$(472,909)	$-	$-	$(472,909)

(1)	There were no transfers between Level 1, Level 2, and Level 3 during the period.

(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

J.	Investments in Limited Partnerships - As of April 30, 2020, the Fund was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Fund's investments in other limited partnerships as of April 30, 2020. The Fund's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Limited Partnerships Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (1) (2)
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (6)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (4) (7)
Mudrick Distressed Opportunity Drawdown Fund II, L.P.	N/A	N/A	See below (8)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (8)
Old Well Emerging Markets Fund, LP	60 days	Quarterly	See below (9)
Privet Fund LP	90 days	Quarterly	See below (10)
Segra Resource Onshore Partners, LP	60 days	Quarterly	See below (11)
Stark Investments LP	N/A	N/A	See below (12)
Triarii Capital Partners LP	45 days	Quarterly	See below (13)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (14)
Walnut Investment Partners, LP	N/A	N/A	See below (15)
Worldwide Opportunity Fund (Cayman), Ltd.	90 days	June 30 or Dec. 31	See below (16)

(1) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(2) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(3) Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement.

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(8) Redemptions are not permitted.

(9) Withdrawals of capital contributions may be up to ¼ of the balance of partner’s capital account.

(10) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.

(11) There is a gate provision regarding requests for more than 25% of its capital account.

(12) In liquidation.

(13) Withdrawals made during the twelve calendar months immediately following the Applicable Initial Withdrawal Date will be subject to a withdrawal charge equal to 5% of the amount permitted to be withdrawn.

(14) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expired April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(15) Walnut is in receivership.

(16) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2020 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Fund is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Fund, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Fund is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Fund's investments, the above described risks are limited to the Fund's investment balances and unfunded commitments to limited partnerships.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2020, were as follows:

Gross appreciation (excess of value over tax cost)	$15,337,894
Gross depreciation (excess of tax cost over value)	(10,468,462)
Net unrealized appreciation	$4,869,432
Cost of investments for income tax purposes	$87,171,127

4.	OPTIONS WRITTEN

As of April 30, 2020, portfolio securities valued at $1,243,021 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the six months ended April 30, 2020 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2019	790	$156,371
Options written	1,443	661,714
Options terminated in closing purchase transactions	(1,105)	(200,515)
Options expired	(275)	(60,305)
Options exercised	0	0
Options outstanding at April 30, 2020	853	$557,266

5.	PLEDGED COLLATERAL

As of April 30, 2020, cash in the amount of $5,690,500 was pledged as collateral for put options sold by the Fund.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2020 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

On December 10, 2019, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2019.

On March 10, 2020, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2020.

The tax character of distributions paid during 2020 and 2019 was as follows:

	2020	2019
Distributions paid from:
Ordinary income	$341,786	$303,082
Long-term capital gains	485,610	1,201,486
Retained earnings prior to becoming an investment company	1,639,245	962,072
	$2,466,641	$2,466,640

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Fund does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Fund leases office space from Broyhill Investments, Inc., which is controlled by M. Hunt Broyhill, an officer of BMC Fund, Inc. The expense associated with this related party lease for the six months ended April 30, 2020 amounted to $14,730. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Fund. All amounts paid by Broyhill Investments, Inc. on behalf of the Fund are reimbursed by the Fund. The outstanding payable related to these transactions at April 30, 2020 was $44,560.

M. Hunt Broyhill is a director of Capitala Finance Corp., in which the Fund is invested.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2020 (Unaudited)

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,731,454 and have been assigned no value at April 30, 2020.

There were no impairment charges during the six months ended April 30, 2020. The Fund received $4,337 which was treated as a return of capital.

10.	SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Fund on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2020 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 21, 2020 at the Fund’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 12 directors to serve as follows:

Director	Term	Expiring
Kevin P. Boudreau	1 year	2020
James T. Broyhill	1 year	2020
M. Hunt Broyhill	1 year	2020
Margaret M. “Peg” Broyhill	1 year	2020
Paul H. Broyhill	1 year	2020
W. Charles Campbell	1 year	2020
R. Donald Farmer	1 year	2020
Robert G. Fox, Jr.	1 year	2020
Carol Frye	1 year	2020
Jan E. Gordon	1 year	2020
Mark E. Roberts	1 year	2020
J. William Stevens	1 year	2020

2. To vote upon such other business as may come before the meeting.

The directors of the Fund were elected for a one-year term at the 2020 annual meeting of shareholders of the Fund.

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2020 (Unaudited)

The following table provides information about the directors and the officers of the Fund:

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years
James T. Broyhill (92) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005	Retired; Director of Shepherd Street Equity Fund (1998-2008); President of Old Clemmons School Properties, Inc. (1998-present); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U.S. Senate (1986); former member, U.S. House of Representatives (1963-1986)	None

M. Hunt Broyhill (56) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Feb. 2013-present)

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2020 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years
Paul H. Broyhill (96) 135 Claron Place, S.E. Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014

Director of the Fund since 1976; Chairman Emeritus of the Fund since February 2014; former Chairman (1976-2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1988-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)

None

W. Charles Campbell (52) 3400 Sharon Road Charlotte, NC 28211	Director	Since 2011

President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Chief Executive Officer and Co-managing Partner of Flagship Healthcare Properties, LLC (formerly Brackett Flagship Properties, LLC), a commercial real estate firm (2010-present)

None

Carol Frye (62) 1009 Frosty Lane, NE Lenoir, NC 28645	Secretary and Treasurer	2001-2018

Retired; former Secretary and Treasurer of the Fund (2001-2018); former Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-2018); former Secretary and Treasurer of Broyhill Investments, Inc. (2000-2018); Director (2001-present) and former Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-2018)

None

Jan E. Gordon (68) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2020 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years
J. William Stevens (72) 2659 Club Park Road Winston-Salem, NC 27104	Director	Since 2020	Private Investor	None

Kevin P. Boudreau (57) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

Margaret M. “Peg” Broyhill (76) 1995 Cedar Rock Estates Lenoir, NC 28645	Director	Since 2015	Retired; former Resident Branch Manager (Lenoir, NC office) (1993-2017) and Senior Vice President of Wells Fargo Advisors (1995-2017)	None

R. Donald Farmer (73) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (70) 330 Lams Way Vilas, NC 28692	Director	Since 2008

President of RGF Consulting, Inc., a financial consulting services provider (2010-present); former Chief Banking Officer of NewDominion Bank (2005-2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)

None

Mark E. Roberts (57) 269 River Ridge Drive Wallace, NC 28466	Director	Since 2014

Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (2013- 2017); former Director of Global Equities and Hedged Strategies, State of North Carolina Retirement System (2003-2009)

None

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2020 (Unaudited)

Other Executive Officers
Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years
Danny A. Gilbert (53) 603 Stonecroft Court SE Lenoir, NC 28645	Vice President Chief Financial Officer	Since 2018 Since 2020

Vice President (since February 2018) and Chief Financial Officer of the Fund since January 2020; Chief Compliance Officer of the Fund (June 2017-December 2019); Vice President of Broyhill Family Foundation, Inc. (2019-present); Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2019-present); former Assistant City manager and Finance Director, City of Lenoir, NC (2006-2016)

None

Christopher R. Pavese (43) 166 Pleasant Point Drive Hickory, NC 28601	Vice President Chief Investment Officer	Since 2013 Since 2011

Vice President (since February 2013) and Chief Investment Officer of the Fund since March 2011; Portfolio Manager of the Fund (2005-2011); Chief Investment Officer of Broyhill Asset Management, LLC (2008-present)

None

Alan R. Deal (55) 5304 Grace Drive Hickory, NC 28601	Chief Compliance Officer	Since 2020	Chief Compliance Officer of the Fund since January 2020; former Controller, Protect Plus and Imagine One Companies (August 2002-April 2019)	None

Wendy S. Sims (34) 814 Rockhouse Way SE Lenoir, NC 28645	Secretary and Treasurer	Since 2018	Secretary and Treasurer of the Fund since December 2018; Secretary and Treasurer of Broyhill Investments, Inc. (December 2018-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (December 2018-present); Assistant Secretary and Assistant Treasurer of the Fund (August 2018-December 2018); Secretary and Treasurer of Broyhill Family Foundation, Inc. (2019-present); Senior Inventory Fulfillment Specialist, Lowe’s Companies, Inc. (October 2012- March 2018)	None

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2020 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's President and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the President and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

N/A

Item 13. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and
Chief Financial Officer

Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and President

Date: June 30, 2020

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and
Chief Financial Officer

Date: June 30, 2020